Income Taxes Level 4 (Details) - Domestic and Foreign Components of Income Continuing Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Domestic	$ (183)	$ (28)	$ 64
Foreign	41	(274)	(121)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (142)	$ (302)	$ (57)